Note 29 - Capital Base and Capital Management - Eligible Capital Resources (Details) - EUR (€)	Jun. 30, 2020 [1]	Dec. 31, 2019
Capital Base And Capital Management
Ordinary Capital Tier 1	€ 42,118,000,000	€ 43,653,000,000
Additional Capital Tier 1	6,067,000,000	6,048,000,000
Capital Tier 2	9,345,000,000	8,304,000,000
Assets Weighted By Risk	€ 362,050,000,000	€ 364,448,000,000
Common Equity Tier 1 CET1	11.63%	11.98%
AT 1	1.68%	1.66%
Tier 1 (Eligible capital resources)	13.31%	13.64%
Tier 2 ( Eligible capital resources)	2.58%	2.28%
Total Capital	15.89%	15.92%

[1]	(*) Provisional data